Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
We do not have any formal policy that requires us to grant, or avoid granting, equity awards at certain times. Historically, the Compensation Committee approved the issuance of equity awards in connection with employee retention, annual compensation decisions at its first regular meeting of the year, and, when appropriate, in connection with the hire of an executive officer. At times, when NEO compensation decisions are made outside of the Company’s regular meetings, our Board and the Compensation Committee may approve equity awards for NEOs as needed. In certain cases, the Compensation Committee approves equity awards to be granted later when the trading window under the Company’s insider trading policy opens. As a result, in all cases, the timing of grants of equity awards, including SARs and stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
During fiscal 2025, we did not award SARs or stock options to any of our NEOs.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity awards at certain times. Historically, the Compensation Committee approved the issuance of equity awards in connection with employee retention, annual compensation decisions at its first regular meeting of the year, and, when appropriate, in connection with the hire of an executive officer. At times, when NEO compensation decisions are made outside of the Company’s regular meetings, our Board and the Compensation Committee may approve equity awards for NEOs as needed. In certain cases, the Compensation Committee approves equity awards to be granted later when the trading window under the Company’s insider trading policy opens.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, in all cases, the timing of grants of equity awards, including SARs and stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false